Property, Plant and Equipment - Summary of Property, Plant and Equipment (Parenthetical) (Detail) - USD ($) $ in Millions	Jun. 30, 2021	Nov. 06, 2020	Jun. 30, 2020	Jun. 30, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Acquisition Of additional proportion Of ownership interest In joint operation		28.00%
Right-of-use assets	$ 3,350		$ 3,047	$ 492
Shenzi [member]
Disclosure of detailed information about property, plant and equipment [line items]
Acquisition Of additional proportion Of ownership interest In joint operation	28.00%